Prepaid Expenses and Other Assets	6 Months Ended	12 Months Ended
	Dec. 31, 2017	Jun. 30, 2017
Prepaid Expenses and Other Assets [Abstract]
PREPAID EXPENSES AND OTHER ASSETS

Note 5. PREPAID EXPENSES AND OTHER ASSETS

The Company’s prepaid expenses and other current assets are as follows:

	December 31,	June 30,
	2017	2017

Consultant fees (1)	$79,075	$158,150
Advance to employees	57,859	64,160
Other	93,787	95,708
Total	230,721	318,018
Less: current portion	230,721	311,136
Total noncurrent portion	$-	$6,882

(1) The Company entered into a management consulting services agreement with a consulting company on November 12, 2015, pursuant to which the consulting company shall assist the Company with its regulatory filings during the period from July 1, 2016 to June 30, 2018. In return for its services, as approved by the Board, a total of RMB 2,100,000 ($316,298) was paid to the consulting company. The above-mentioned consulting fees have been and will be ratably charged to expense over the terms of the above-mentioned agreement.

Note 6. PREPAID EXPENSES AND OTHER CURRENT ASSETS

The Company’s prepaid expenses and other current assets are as follows:

	June 30,	June 30,
	2017	2016

Consultant fees (1)	$158,150	$845,420
Advance to employees	64,160	105,137
Other (including prepaid web hosting , public relations services)	95,708	55,056
Total	318,018	1,005,613
Less : current portion	311,136	826,631
Total noncurrent portion	$6,882	$178,982

(1) The Company entered into a management consulting services agreement with a consulting company on November 12, 2015, pursuant to which the consulting company shall assist the Company with its regulatory filings during the period from July 1, 2016 to June 30, 2018. In return for its services, as approved by the Board, a total of RMB 2,100,000 ($316,298) was paid to the consulting company. The above-mentioned consulting fees have been and will be ratably charged to expense over the terms of the above-mentioned agreement.